Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of total marketable securities by currency	Genmab’s marketable securities in USD, DKK, EUR, and GBP as a percentage of total marketable securities were as follows:

	June 30, 2025	December 31, 2024
Percent

USD	75%	76%
DKK	16%	15%
EUR	8%	8%
GBP	1%	1%
Total	100%	100%

Schedule of level 3 reconciliation of assets
The table below shows the fair value measurements by level for Genmab’s financial assets measured at fair value through profit or loss:

	June 30, 2025				December 31, 2024
Assets Measured at Fair Value	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Marketable securities	1,603	—	—	1,603	1,574	—	—	1,574
Other investments	8	2	25	35	5	2	25	32

Schedule of fair value changes on Level 3 investments of liabilities
There were no transfers into or out of Level 3 during the first half of 2025 or 2024. Acquisitions (capital calls) and fair value changes on Level 3 investments in 2025 and 2024 were as follows:

Other Investments
Fair value at December 31, 2023	13
Acquisitions	3
Fair value changes	5
Fair value at June 30, 2024	21
Acquisitions	3
Fair value changes	1
Fair value at December 31, 2024	25
Acquisitions	3
Fair value changes	(3)
Fair value at June 30, 2025	25

Schedule of fair value changes on Level 3 investments of assets
There were no transfers into or out of Level 3 during the first half of 2025 or 2024. Acquisitions (capital calls) and fair value changes on Level 3 investments in 2025 and 2024 were as follows:

Other Investments
Fair value at December 31, 2023	13
Acquisitions	3
Fair value changes	5
Fair value at June 30, 2024	21
Acquisitions	3
Fair value changes	1
Fair value at December 31, 2024	25
Acquisitions	3
Fair value changes	(3)
Fair value at June 30, 2025	25